General and administration costs - Schedule of General and Administration Costs (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Selling, general and administrative expense [abstract]
Professional fees	$ 16,541		$ 9,794		$ 6,651
Acquisition transaction costs		$ 0		$ 5,750		$ 0
U.S. listing costs		$ 0		$ 6,026		$ 0
IT infrastructure, hosting and support	8,406		5,967		4,691
Travel, conferences and entertainment	2,935		4,732		3,920
Rent and insurance	$ 4,550		$ 2,835		$ 2,509